SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2019
SEGMENTED INFORMATION
SEGMENTED INFORMATION

6. SEGMENTED INFORMATION

The company's operating segments are reported based on the nature of their products and services and management responsibility. The following summary describes the operations in each of the segments:

•

Oil Sands includes the company's wholly owned operations in the Athabasca oil sands in Alberta to explore, develop and produce bitumen, synthetic crude oil and related products, through the recovery and upgrading of bitumen from mining and in situ operations. This segment also includes the company's joint interest in the Syncrude oil sands mining and upgrading operation, the company's joint interest in the Fort Hills partnership and the company's controlling interest in the East Tank Farm blending and storage facility located near Fort McMurray, Alberta as well as the marketing, supply, transportation and risk management of crude oil, natural gas, power and byproducts. The individual operating segments related to mining operations, in situ, Fort Hills and Syncrude have been aggregated into one reportable segment (Oil Sands) due to the similar nature of their business activities, including the production of bitumen, and the single geographic area and regulatory environment in which they operate.

•

Exploration and Production (E&P) includes offshore activity in East Coast Canada, with interests in the Hibernia, Terra Nova, White Rose and Hebron oilfields, the exploration and production of crude oil and natural gas at Buzzard and Golden Eagle Area Development in the United Kingdom (U.K.), and exploration and production of crude oil at Oda and the development of the Fenja fields in Norway, as well as the marketing and risk management of crude oil and natural gas. Due to unrest in Syria, the company has declared force majeure under its contractual obligations, and Suncor's operations in Syria have been suspended indefinitely. Production in Libya remains partially shut-in due to political unrest, and the timing of a return to normal operations continues to be uncertain.

•

Refining and Marketing includes the refining of crude oil products, and the distribution, marketing, transportation and risk management of refined and petrochemical products, and other purchased products through the retail and wholesale networks located in Canada and the United States (U.S.). The segment also includes trading of crude oil, natural gas and power.

The company also reports activities not directly attributable to an operating segment under Corporate and Eliminations. This includes renewable projects such as the wind power facilities of Chin Chute and Magrath in Alberta, SunBridge in Saskatchewan and Adelaide in Ontario as well as an investment in Enerkem Inc., a waste-to-biofuels and chemicals producer headquartered in Quebec.

Intersegment sales of crude oil and natural gas are accounted for at market values and included, for segmented reporting, in revenues of the segment making the transfer and expenses of the segment receiving the transfer. Intersegment balances are eliminated on consolidation. Intersegment profit will not be recognized until the related product has been sold to third parties.

For the years ended December 31(1)(2)	Oil Sands		Exploration and Production		Refining and Marketing		Corporate and Eliminations		Total
($ millions)	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018

Revenues and Other Income

Gross revenues	13 948	12 039	3 675	3 869	22 216	23 655	27	29	39 866	39 592

Intersegment revenues	4 399	3 704	—	—	88	123	(4 487)	(3 827)	—	—

Less: Royalties	(917)	(398)	(605)	(652)	—	—	—	—	(1 522)	(1 050)

Operating revenues, net of royalties	17 430	15 345	3 070	3 217	22 304	23 778	(4 460)	(3 798)	38 344	38 542

Other income (loss)	172	387	430	(68)	75	68	(32)	57	645	444

	17 602	15 732	3 500	3 149	22 379	23 846	(4 492)	(3 741)	38 989	38 986

Expenses

Purchases of crude oil and products	1 407	1 563	—	—	15 296	16 656	(4 141)	(4 086)	12 562	14 133

Operating, selling and general	8 027	7 577	525	507	2 173	2 043	519	446	11 244	10 573

Transportation	1 293	1 144	80	85	120	147	(51)	(57)	1 442	1 319

Depreciation, depletion, amortization and impairment	8 170	4 024	1 505	967	823	684	74	63	10 572	5 738

Exploration	127	44	129	78	—	—	—	—	256	122

(Gain) loss on asset exchange and disposal of assets	(14)	(108)	(228)	91	(11)	(7)	—	—	(253)	(24)

Financing expenses	318	320	73	46	55	7	187	1 769	633	2 142

	19 328	14 564	2 084	1 774	18 456	19 530	(3 412)	(1 865)	36 456	34 003

(Loss) earnings before Income Taxes	(1 726)	1 168	1 416	1 375	3 923	4 316	(1 080)	(1 876)	2 533	4 983

Income Tax (Recovery) Expense

Current	266	(128)	626	680	972	1 090	(312)	(392)	1 552	1 250

Deferred	(1 565)	351	(215)	(112)	(49)	72	(89)	129	(1 918)	440

	(1 299)	223	411	568	923	1 162	(401)	(263)	(366)	1 690

Net (Loss) Earnings	(427)	945	1 005	807	3 000	3 154	(679)	(1 613)	2 899	3 293

Capital and Exploration Expenditures	3 522	3 546	1 070	946	818	856	148	58	5 558	5 406

(1)

Beginning in 2019, results from the company's Energy Trading business are included within each of the respective operating business segments to which the respective trading activity relates. The Energy Trading business was previously reported within the Corporate, Energy Trading and Eliminations segment. Prior periods have been restated to reflect this change. The results from the company's Renewable Energy business continue to be included within the Corporate and Eliminations segment.

(2)	The company adopted IFRS 16 on January 1, 2019 using the modified retrospective transition approach and, therefore, prior periods have not been restated. Refer to note 5 for further information.

Disaggregation of Revenue from Contracts with Customers and Intersegment Revenue

The company derives revenue from the transfer of goods mainly at a point in time in the following major commodities, revenue streams and geographical regions:

For the years ended December 31 (1)	2019			2018
($ millions)	North America	International	Total	North America	International	Total

Oil Sands

SCO and diesel	13 368	—	13 368	11 659	—	11 659

Bitumen	4 979	—	4 979	4 084	—	4 084

	18 347	—	18 347	15 743	—	15 743

Exploration and Production

Crude oil and natural gas liquids	1 922	1 747	3 669	1 741	2 112	3 853

Natural gas	—	6	6	3	13	16

	1 922	1 753	3 675	1 744	2 125	3 869

Refining and Marketing

Gasoline	9 941	—	9 941	10 819	—	10 819

Distillate	9 447	—	9 447	9 698	—	9 698

Other	2 916	—	2 916	3 261	—	3 261

	22 304	—	22 304	23 778	—	23 778

Corporate and Eliminations	(4 460)	—	(4 460)	(3 798)	—	(3 798)

Total Gross Revenue from Contracts with Customers	38 113	1 753	39 866	37 467	2 125	39 592

(1)

Beginning in 2019, results from the company's Energy Trading business are included within each of the respective operating business segments to which the respective trading activity relates. The Energy Trading business was previously reported within the Corporate, Energy Trading and Eliminations segment. Prior periods have been restated to reflect this change. The results from the company's Renewable Energy business continue to be included within the Corporate and Eliminations segment.

Geographical Information

Operating Revenues, net of Royalties

($ millions)	2019	2018

Canada	31 157	30 813

United States	5 737	5 999

Other foreign	1 450	1 730

	38 344	38 542

Non-Current Assets(1)

($ millions)	December 31 2019	December 31 2018

Canada	75 190	76 708

United States	1 957	1 889

Other foreign	2 173	2 154

	79 320	80 751

(1)	Excludes deferred income tax assets.